Cash, cash equivalents and restricted cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash, cash equivalents and restricted cash (Details) [Line Items]
Short-term deposit	$ 32,198
Restricted deposits	307,373	$ 110,925
Accrued interest amount	44,058,573
Blue Torch Finance LLC [Member]
Cash, cash equivalents and restricted cash (Details) [Line Items]
Company deposits	$ 46,000,000